Capital, Reserves and Non-Controlling Interests (Details) - Schedule of non controlling interests - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule of Non Controlling Interests [Abstract]
Beginning balance	$ 1,410,630	$ (611,686)
Net (loss) profit	490,852	(8,233)
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary		40,251
Ending balance	1,901,482	(579,668)
Taikexi [Member]
Schedule of Non Controlling Interests [Abstract]
Beginning balance	(530,764)	(525,927)
Net (loss) profit	(4,819)	(4,745)
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary
Ending balance	(535,583)	(530,672)
Shenzhen Guanpeng [Member]
Schedule of Non Controlling Interests [Abstract]
Beginning balance	(49,055)	(45,508)
Net (loss) profit		(3,488)
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary
Ending balance	(49,055)	(48,996)
Dacheng Liantong [Member]
Schedule of Non Controlling Interests [Abstract]
Beginning balance		(40,251)
Net (loss) profit
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary		40,251
Ending balance
Hangzhou Xu Zhihang [Member]
Schedule of Non Controlling Interests [Abstract]
Beginning balance	10,459
Net (loss) profit
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary
Ending balance	10,459
Metalpha [Member]
Schedule of Non Controlling Interests [Abstract]
Beginning balance	1,979,990
Net (loss) profit	495,671
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary
Ending balance	$ 2,475,661